FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 59,895	$ 46,638
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,090	20,236
Common Stock Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	995	2,946
Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	32,810	23,456
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	59,895	46,638
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,090	20,236
Level 1 | Common Stock Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	995	2,946
Level 1 | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 32,810	$ 23,456